Restructuring and Related Charges (Narrative) (Details) (2013 Mallinckrodt program, USD $) In Millions, unless otherwise specified	12 Months Ended
Sep. 27, 2013
Minimum
Restructuring Cost and Reserve [Line Items]
2013 Mallinckrodt program expected cost range	$ 100
Maximum
Restructuring Cost and Reserve [Line Items]
2013 Mallinckrodt program expected cost range	$ 125